Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of compensation for key management personnel

For the years ended December 31	2024	2023
Salaries and short-term employee benefits[1]	$11,857	$9,234
Stock-based compensation[2]	4,287	5,299
	$16,144	$14,533
1.	Includes salary, benefits, and bonuses earned in the period.
2.	Represents stock options, restricted share units, performance share units and deferred share units.